Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital	Share Premium	Equity Settled Employee Benefit Reserve	Option premium on convertible loan	Translation Reserve	Accumulated Deficit	Total	Non-controlling Interests	Total
Balance at beginning of period at Dec. 31, 2021	€ 2,995	€ 398,309	€ 28,443	€ 1,426	€ 430	€ (316,890)	€ 114,713	€ (604)	€ 114,109
Balance at beginning of period (in shares) at Dec. 31, 2021	74,865,381
Result for the period						(51,127)	(51,127)	223	(50,904)
Other comprehensive income					1,523		1,523		1,523
Recognition of share-based payments			3,256				3,256		3,256
Treasury shares transferred (in shares)	(143,094)
Shares options lapsed			(647)			647
Shares options exercised / RSUs vested		33	(362)			362	33		33
Share options exercised / RSUs vested (in shares)	143,094
Balance at end of period at Sep. 30, 2022	€ 2,995	398,342	30,690	€ 1,426	1,953	(367,008)	68,398	(381)	68,017
Balance at end of period (in shares) at Sep. 30, 2022	74,865,381
Balance at beginning of period at Dec. 31, 2022	€ 3,370	412,540	29,052		1,212	(379,110)	67,064	(384)	66,680
Balance at beginning of period (in shares) at Dec. 31, 2022	84,246,967
Result for the period						(22,636)	(22,636)	€ 384	(22,252)
Other comprehensive income					74	(621)	(547)		(547)
Recognition of share-based payments			2,304				2,304		2,304
Treasury shares transferred (in shares)	(341,492)
Shares options lapsed			(6,209)			6,209
Shares options exercised / RSUs vested		155	(426)			426	155		155
Share options exercised / RSUs vested (in shares)	341,492
Balance at end of period at Sep. 30, 2023	€ 3,370	€ 412,695	€ 24,721		€ 1,286	€ (395,732)	€ 46,340		€ 46,340
Balance at end of period (in shares) at Sep. 30, 2023	84,246,967